Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Net change in the total valuation allowance	¥ 3,613	¥ 12,069	¥ 4,872
Operating loss carryforward	417,547
Tax credit carryforward	2,395
Deferred tax liabilities not recognized on indefinitely reinvested foreign earnings	99,483	114,260
Undistributed earnings not subject to deferred tax liabilities	3,858,508	3,718,929
Unrecognized tax benefits	43,627	46,265	109,473	125,771
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	32,460	41,264	105,318
Recognized interest and penalties included in income tax expense	513	6,050	335
Accrued interest and accrued penalties	¥ 2,121	¥ 2,685
Open tax years under income tax examination	Honda has open tax years from primarily 2005 to 2012 with various significant taxing jurisdictions including Japan (fiscal years 2006-2012), the United States (fiscal years 2005-2012), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia
Japanese
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Foreign Country | Minimum
Income Taxes [Line Items]
Statutory income tax rate	16.00%
Foreign Country | Maximum
Income Taxes [Line Items]
Statutory income tax rate	40.00%